Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net earnings	$ 199,391	$ 131,247	$ 299,028
Items not involving cash:
Depreciation and amortization	204,862	181,527	172,459
Share-based compensation (note 12)	4,528	8,301	14,604
Amortization of deferred charges (note 5)	11,685	10,342	9,477
Amounts reclassified from other comprehensive loss to interest expense	3,319	4,259	5,330
Unrealized change in fair value of financial instruments	(53,252)	(13,064)	(187,522)
Equity (income) loss on investment (note 6(a))	(5,107)	(256)	670
Refinancing expenses and recoveries (note 5)	5,148	(398)	2,017
Amortization of deferred gain (note 9(c))	(9,795)	(1,428)
Other income	(6,600)
Other	7,759	10,614	720
Changes in assets and liabilities:
Accounts receivable	(323)	(9,593)	(4,577)
Lease receivable	21,170	21,170	15,675
Prepaid expenses	(15,960)	856	(1,769)
Other assets and deferred charges	(31,011)	(9,380)	(2,716)
Accounts payable and accrued liabilities	10,231	9,046	6,071
Deferred revenue	(10,085)	3,188	(1,188)
Other long-term liabilities	(88)	(3,472)	(610)
Cash from operating activities	335,872	342,959	327,669
Financing activities:
Senior unsecured notes issued (note 8(c))		345,000
Preferred shares issued, net of issuance costs (note 10(b))		130,415	47,862
Common shares issued, net of issuance costs (note 10(a))		4,245	73,179
Draws on credit facilities	534,325	660,160	164,000
Repayment of credit facilities	(607,174)	(872,659)	(67,406)
Draws on other long-term liabilities	150,000
Repayment of other long-term liabilities	(21,691)	(393,382)	(39,988)
Shares repurchased, including related expenses (note 10)	(26,188)		(8,950)
Financing fees (note 5)	(17,399)	(17,405)	(23,334)
Dividends on common shares	(105,691)	(62,310)	(44,379)
Dividends on preferred shares	(53,655)	(50,443)	(38,493)
Proceeds from sale-leaseback of vessels (note 9(c))	542,000	330,000
Cash from financing activities	394,527	73,621	62,491
Investing activities:
Expenditures for vessels	(712,663)	(524,255)	(255,593)
Short-term investments	(2,203)	10,463	24,425
Restricted cash		60,000	(1,755)
Loans to affiliate (note 3)	(201,865)	(210,713)	(93,700)
Repayment of loans to affiliate (note 3)	200,680	850	39,633
Other assets	(583)	(27,550)	(3,724)
Investment in affiliate (note 6(a))			(4,444)
Cash used in investing activities	(716,634)	(691,205)	(295,158)
Increase (decrease) in cash and cash equivalents	13,765	(274,625)	95,002
Cash and cash equivalents, beginning of year	201,755	476,380	381,378
Cash and cash equivalents, end of year	215,520	201,755	476,380
Supplemental cash flow information (note 13(b))	$ 0	$ 0	$ 0